Business Combination with DermTech Operations	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Business Combination with DermTech Operations
8. Business Combination with DermTech Operations
On August 29, 2019, the Company completed the Business Combination with DermTech Operations. Upon the closing of the Business Combination, DermTech Operations became a wholly-owned subsidiary of the Company.
The Business Combination was accounted for as a reverse acquisition in accordance with ASC
805-40,
Business Combinations, Reverse Acquisitions, as the stockholders of DermTech Operations obtained effective control of the Company through (1) a majority of the voting common stock of the post-merger company, (2) appointment of a majority of the board of directors, (3) continued business operations of DermTech Operations, including certain directors and management, and (4) the ability to appoint the executive officers of the combined company. Accordingly, the assets, liabilities and results of operations prior periods presented before the Business Combination reflect those of DermTech Operations. Since the Business Combination, the assets, liabilities, and results of operations have been presented on a consolidated basis. Historical stockholders’ (deficit) equity of the Company prior to the Business Combination has been retroactively adjusted for the equivalent number of shares received by the stockholders of DermTech Operations after giving effect to any difference in par value of the Company and the DermTech Operations’ stock, with any such difference recognized as additional paid-in
capital. Retained earnings and other equity balances of the Company/DermTech Operations have been carried forward after the Business Combination. Certain direct costs incurred in connection with the Business Combination were expensed in the period that such costs were incurred and services were received. Approximately $0.2 million in printer fees related to the Business Combination were treated as a reduction of the total amount of equity raised as an offset to additional paid in capital.